INVESTMENTS - Summary of Changes in Non-controlling Interests in Subsidiaries (Detail) (Parenthetical)			12 Months Ended
		Dec. 23, 2022	Dec. 31, 2022	Dec. 31, 2021
Raizen S A [Member]
Disclosure of investments accounted for using equity method [line items]
Ownership interest percentage in joint venture			33.63%	44.02%
Compass Gas E Energia S A [Member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[1]			88.00%
Ownership interest percentage in joint venture			67.58%
Cosan Nove Participações S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[2]		73.09%
Cosan Nove Participações S.A. [member] | Direct | Common shares [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		100.00%
Cosan Dez Participações S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary	[2]		76.80%
Cosan Dez Participações S.A. [member] | Direct | Common shares [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of ownership interest, subsidiary		100.00%

[1]	On December 23, 2022, the Company contributed its direct investment in Compass Gás e Energia to Cosan Dez. As a result, Cosan now holds an indirect stake in Compass Gás e Energia of 67.58%.
[2]	Entities created as part of the financial investment structure used to acquire Vale S.A. shares. See Note 1.3. With Raízen's contribution to Cosan Nove, the Company now directly and indirectly holds 33.63% of Raízen's shares